UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Infrastructure Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.1%

	COMMON STOCKS – 95.1%

	Air Freight & Logistics – 0.3%

17,719	BPost SA	$422,982

1,293,279	Singapore Post Limited	1,819,735
	Total Air Freight & Logistics	2,242,717

	Commercial Services & Supplies – 2.5%

3,899,661	China Everbright International Limited	5,152,775

126,579	Covanta Holding Corporation	2,686,006

1,001,870	K-Green Trust	816,763

93,869	Progressive Waste Solutions Limited	2,419,004

655,753	Shanks Group PLC	956,767

38,393	SP Plus Corporation, (2)	727,931

78,527	Waste Connections Inc.	3,810,130
	Total Commercial Services & Supplies	16,569,376

	Construction & Engineering – 2.0%

247,830	Ferrovial SA	4,806,450

16,060	Obrascon Huarte Lain S.A.	537,237

275,700	Promotora y Operadora de Infraestructura SAB de CV (Pinfra)	3,501,034

70,820	Vinci S.A.	4,115,112
	Total Construction & Engineering	12,959,833

	Diversified Telecommunication Services – 0.2%

738,012	APT Satellite Holdings Limited	1,047,399

	Electric Utilities – 10.9%

4,110	Acciona SA	307,627

177,948	Alupar Investimento SA	1,254,778

7,157	AusNet Services	8,554

95,894	Brookfield Infrastructure Partners LP	3,643,972

13,647	Elia System Operator SA NV	655,604

26,366	Emera Incorporated	824,681

185,665	Enersis SA, ADR	2,929,794

118,102	Exelon Corporation	4,026,097

75,691	Hafslund ASA, Class B	587,880

169,998	Iberdrola SA	1,217,440

892,918	Infratil Limited	1,972,669

71,838	ITC Holdings Corporation	2,559,588

184,125	NextEra Energy Inc.	17,285,655

Nuveen Investments	1

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities (continued)

116,799	Northeast Utilities	$5,174,196

54,344	NRG Yield Inc., Class A	2,556,885

89,064	OGE Energy Corp.	3,305,165

95,738	Portland General Electric Company	3,075,105

216,339	Power Assets Holdings Limited	1,915,466

1,324,915	Power Grid Corporation of India Limited	2,900,397

139,360	PPL Corporation	4,576,582

32,708	Red Electrica Corporacion SA	2,832,341

488,394	Spark Infrastructure Group	786,809

337,033	Terna-Rete Elettrica Nazionale SpA	1,695,096

20,176	Unitil Corp.	627,272

114,709	Westar Energy Inc.	3,913,871
	Total Electric Utilities	70,633,524

	Gas Utilities – 4.2%

98,833	ENN Energy Holdings Limited	646,595

36,646	GAIL India Limited, GDR	1,580,908

678,300	Infraestructura Energitca Nova SAB de CV	4,143,385

18,808	One Gas Inc.	644,174

566,282	Petronas Gas Berhad	3,956,465

289,335	Questar Corporation	6,449,277

36,423	Rubis	2,097,326

478,865	Snam Rete Gas S.p.A	2,649,158

290,039	Tokyo Gas Company Limited	1,630,354

3,161,071	Towngas China Company Limited	3,391,144
	Total Gas Utilities	27,188,786

	Independent Power & Renewable Electricity Producers – 1.1%

35,356	Brookfield Renewable Energy Partners LP	1,077,297

110,577	CPFL Energias Renovaveis SA	635,612

101,357	EDP Renovaveis SA	702,824

48,291	Endesa SA Chile, ADR	2,122,872

21,826	Nextera Energy Partners LP	757,144

189,584	TransAlta Renewables Inc.	1,963,636
	Total Independent Power & Renewable Electricity Producers	7,259,385

	Industrial Conglomerates – 0.7%

554,251	Beijing Enterprises Holdings	4,757,443

	Media – 0.7%

97,046	Eutelsat Communications	3,133,604

37,762	SES SA	1,305,659
	Total Media	4,439,263

2	Nuveen Investments

Shares	Description (1)	Value

	Multi-Utilities – 12.9%

71,396	Alliant Energy Corporation	$3,956,052

63,191	Canadian Utilities Limited, Class A	2,207,270

47,952	CenterPoint Energy, Inc.	1,173,385

165,218	CMS Energy Corporation	4,900,366

236,800	Dominion Resources, Inc.	16,360,512

680,317	Duet Group	1,447,434

508,469	GDF Suez	12,754,529

1,283,917	Hera SpA	3,398,983

182,477	National Grid PLC, ADR	13,116,447

231,557	NiSource Inc.	9,489,206

148,162	Redes Energeticas Nacionais SA	499,653

61,739	Sempra Energy	6,506,056

205,886	Suez Environnement Company	3,483,295

87,928	TECO Energy, Inc.	1,528,189

69,272	Wisconsin Energy Corporation	2,978,696
	Total Multi-Utilities	83,800,073

	Oil, Gas & Consumable Fuels – 26.6%

35,899	Access Midstream Partners LP	2,284,612

149,620	AltaGas Limited	6,317,719

131,678	Cone Midstream Partners LP, (2)	3,700,152

577,971	Enbridge Inc.	27,673,251

82,414	Enterprise Products Partnership LP	3,321,284

46,591	EQT Midstream Partners LP	4,175,020

164,575	Gibson Energy Incorporated	5,140,259

118,335	Inter Pipeline Limited	3,840,776

73,600	Keyera Corporation	5,929,665

446,329	Kinder Morgan, Inc.	17,112,254

2,568	Koninklijke Vopak NV	138,579

45,841	Magellan Midstream Partners LP	3,858,895

85,060	Oiltanking Partners LP	4,218,125

160,188	ONEOK, Inc.	10,500,323

27,809	Pembina Pipeline Corporation	1,171,506

12,574	Plains All American Pipeline LP	740,106

147,256	Plains GP Holdings LP, Class A	4,513,396

53,850	SemGroup Corporation, Class A	4,484,090

2,536,191	Sinopec Kantons Holdings Limited	2,018,540

291,112	Spectra Energy Corporation	11,429,057

23,499	Targa Resources Corporation	3,199,859

244,592	TransCanada Corporation	12,603,826

Nuveen Investments	3

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

116,796	Veresen Inc.	$1,776,004

13,578	VTTI Energy Partners LP	340,265

15,905	Western Gas Partners, Lp	1,192,875

30,051	Western Gas Partners, Lp	1,831,308

526,420	Williams Companies, Inc.	29,137,347
	Total Oil, Gas & Consumable Fuels	172,649,093

	Road & Rail – 3.0%

74,682	Asciano Limited	395,596

959,378	Aurizon Holdings Limited	3,805,126

1,333,865	ComfortDelGro Corporation	2,509,427

43,630	East Japan Railway Company	3,270,012

22,951	Genesee & Wyoming Inc., Class A, (2)	2,187,460

552,066	MTR Corporation	2,164,937

48,795	Union Pacific Corporation	5,290,354
	Total Road & Rail	19,622,912

	Transportation Infrastructure – 27.3%

117,188	Abertis Infraestructuras S.A	2,314,945

123,133	Aeroports de Paris	14,738,933

943,457	Atlantia SpA	23,296,449

2,960,131	Auckland International Airport Limited	8,896,680

142,881	CCR SA	986,493

2,789,060	China Merchants Holdings International Company Limited	8,620,571

5,141,461	Cosco Pacific Limited	6,833,342

62,530	Flughafen Wien AG	5,221,272

11,428	Flughafen Zuerich AG	7,176,166

84,424	Fraport AG	5,551,250

943,574	Groupe Eurotunnel SA	11,526,911

30,397	Grupo Aeroportuario Centro Norte, SA, ADR	1,073,622

40,675	Grupo Aeroportuario del Sureste SA de CV, ADR	5,226,331

6,865,646	Hutchison Port Holdings Trust	4,805,952

4,260,233	International Container Terminal Services, Incorporated	10,480,301

91,699	Japan Airport Terminal Company	3,678,829

1,920,231	Jasa Marga Persero Tbk PT	1,016,454

414,012	Kamigumi Company Limited	3,918,345

519,246	Macquarie Atlas Roads Group	1,309,323

15,223	Macquarie Infrastructure Company LLC	1,015,374

70,121	Mitsubishi Logistics Corporation	1,006,341

535,822	OHL MÉXICO, S.A.B. DE C.V	1,454,206

346,994	Port of Tauranga Limited	4,307,005

4	Nuveen Investments

Shares	Description (1)	Value

	Transportation Infrastructure (continued)

329,977	Societa Iniziative Autostradali e Servizi SpA	$3,546,777

1,882,477	Sydney Airport	7,037,827

3,224,962	Transurban Group	21,798,316

379,994	Westports Holdings BHD	353,294

238,679	Westshore Terminals Investment Corporation	7,122,329

214,654	Wilson Sons Limited	2,876,377
	Total Transportation Infrastructure	177,190,015

	Water Utilities – 1.9%

1,787,695	Aguas Andinas SA. Class A	1,041,521

74,100	American Water Works Company	3,573,843

36,380	Aqua America Inc.	856,021

113,938	Beijing Enterprises Water Group	76,596

63,544	Connecticut Water Service, Inc.	2,065,180

1,515,366	Hankore Environment Tech Group Limited	956,236

662,680	Hyflux Limited	548,034

14,660	Pennon Group PLC	187,990

72,317	Severn Trent PLC	2,200,533

31,668	SJW Corporation	850,919
	Total Water Utilities	12,356,873

	Wireless Telecommunication Services – 0.8%

29,306	SBA Communications Corporation, (2)	3,250,035

2,703,979	Tower Bersama Infrastructure Tbk PT	1,775,284
	Total Wireless Telecommunication Services	5,025,319
	Total Common Stocks (cost $544,442,371)	617,742,011

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 2.8%

	Specialized – 2.4%

114,022	American Tower Corporation	$10,675,880

74,364	Corrections Corporation of America	2,555,147

32,383	Crown Castle International Corporation	2,607,803

2,824	Geo Group Inc.	107,933
	Total Specialized	15,946,763

	Health Care – 0.4%

1,399,159	Parkway Life Real Estate Investment Trust	2,533,556
	Total Real Estate Investment Trust Common Stocks (cost $15,004,398)	18,480,319

Nuveen Investments	5

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1), (3)			Value

	INVESTMENT COMPANIES – 0.2%

	Gas Utilities – 0.2%

4,220,184	Cityspring Infrastructure Trust			$1,637,525
	Total Investment Companies (cost $1,458,139)			1,637,525
	Total Long-Term Investments (cost $560,904,908)			637,859,855

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.3%

$8,138	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $8,137,809, collateralized by $8,325,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $8,304,188	0.000%	10/01/14	$8,137,809
	Total Short-Term Investments (cost $8,137,809)			8,137,809
	Total Investments (cost $569,042,717) – 99.4%			645,997,664
	Other Assets Less Liabilities – 0.6%			3,739,711
	Net Assets – 100%			$649,737,375

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$617,742,011	$—	$—	$617,742,011
Real Estate Investment Trust Common Stocks	18,480,319	—	—	18,480,319
Investment Companies	1,637,525	—	—	1,637,525
Short-Term Investments:
Repurchase Agreements	—	8,137,809	—	8,137,809
Total	$637,859,855	$8,137,809	$—	$645,997,664

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

6	Nuveen Investments

As of September 30, 2014, the cost of investments was $573,977,828.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$83,591,023
Depreciation	(11,571,187)
Net unrealized appreciation (depreciation) of investments	$72,019,836

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	7

Nuveen Real Asset Income Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.9%

	COMMON STOCKS – 21.6%

	Air Freight & Logistics – 0.1%

11,492	BPost SA	$274,333

	Commercial Services & Supplies – 0.5%

2,221,662	K-Green Trust	1,811,185

	Electric Utilities – 2.2%

103,486	Alupar Investimento SA	729,718

3,423	AusNet Services	4,091

4,607	Brookfield Infrastructure Partners LP	175,066

26,944	CPFL Energia SA, ADR	418,979

130,207	EDP Energias do Brasil S.A	528,222

4,784	Hafslund ASA, Class B	37,157

1,981,640	HK Electric Investments Limited, 144A	1,304,105

32,164	Scottish and Southern Energy PLC	806,647

41,407	Southern Company	1,807,416

239,548	Spark Infrastructure Group	385,915

3,456	Terna-Rete Elettrica Nazionale SpA	17,382

230,684	Transmissora Alianca de Energia Eletrica SA	1,863,190
	Total Electric Utilities	8,077,888

	Gas Utilities – 0.4%

33,449	AmeriGas Partners, LP	1,525,943

	Health Care Providers & Services – 0.0%

569	Leisureworld Senior Care Corporation	6,813

	Independent Power & Renewable Electricity Producers – 2.5%

58,099	Brookfield Renewable Energy Partners LP	1,770,277

20,687	Pattern Energy Group Inc.	639,642

643,176	TransAlta Renewables Inc.	6,661,761
	Total Independent Power & Renewable Electricity Producers	9,071,680

	Multi-Utilities – 5.4%

1,444,418	Duet Group	3,073,125

300,573	GDF Suez	7,539,625

76,782	National Grid PLC, ADR	5,519,090

593,262	Redes Energeticas Nacionais SA	2,000,684

33,666	TECO Energy, Inc.	585,115

666,074	Vector Limited	1,393,521
	Total Multi-Utilities	20,111,160

8	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 5.2%

18,843	Arc Logisitics Partners LP	$478,612

244,636	BlueKnight Energy Partners LP	2,015,801

37,262	Buckeye Partners L.P	2,967,546

14,151	Crestwood Midstream Partners LP	320,803

39,520	DCP Midstream Partners LP	2,151,864

29,650	El Paso Pipeline Partners, LP	1,190,744

2,381	Enbridge Energy Partners LP	92,502

62,103	Kinder Morgan, Inc.	2,381,029

4,043	OneOK Partners Limited Partnership	226,246

34,127	TC Pipelines LP	2,310,739

228,332	Veresen Inc.	3,472,025

3,196	VTTI Energy Partners LP	80,092

27,628	Williams Partners LP	1,465,665
	Total Oil, Gas & Consumable Fuels	19,153,668

	Real Estate Management & Development – 0.6%

120,313	Killam Properties Inc.	1,111,871

2,388,614	Langham Hospitality Investments Limited	1,024,371

16,748	Road King Infrastructure Limited	15,012
	Total Real Estate Management & Development	2,151,254

	Transportation Infrastructure – 4.6%

40,463	Grupo Aeroportuario Centro Norte, SA, ADR	1,429,153

4,927,585	Hutchison Port Holdings Trust	3,449,310

2,206	Kobenhavns Lufthavne	1,051,804

43,645	Macquarie Infrastructure Company LLC	2,911,122

564,627	Sydney Airport	2,110,914

888,051	Transurban Group	6,002,556
	Total Transportation Infrastructure	16,954,859

	Water Utilities – 0.1%

301,181	Inversiones Aguas Metropolitanas SA	461,191
	Total Common Stocks (cost $78,320,977)	79,599,974

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 30.3%

	Diversified – 6.2%

64,996	American Realty Capital Properties Inc,	$783,852

382,058	Armada Hoffler Properties Inc.	3,469,087

41,106	Artis Real Estate Investment Trust	561,929

34,322	Cominar Real Estate Investment Trust	579,210

108,272	Investors Real Estate Trust	833,694

Nuveen Investments	9

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Diversified (continued)

180,847	Lexington Corporate Properties Trust	$1,770,492

132,031	Liberty Property Trust	4,391,351

91,454	Select Income REIT	2,199,469

81,707	Spirit Realty Capital Inc.	896,326

844,196	Suntec Real Estate Investment Trust	1,164,682

1,950,244	TF Administradora Industrial S de RL de CV	4,296,766

33,412	WP Carey Inc.	2,130,683
	Total Diversified	23,077,541

	Health Care – 6.4%

61,584	Health Care REIT, Inc.	3,840,994

47,493	Healthcare Trust of America Inc., Class A	550,919

55,345	HealthLease Properties REIT	698,762

59,466	LTC Properties Inc.	2,193,701

381,235	Medical Properties Trust Inc.	4,673,941

530,278	Parkway Life Real Estate Investment Trust	960,212

396,419	Physicians Realty Trust	5,438,869

47,015	Sabra Health Care Real Estate Investment Trust Inc.	1,143,405

119,175	Senior Housing Properties Trust	2,493,141

45,559	Universal Health Realty Income Trust	1,898,899
	Total Health Care	23,892,843

	Hotels – 0.3%

36,214	Pebblebrook Hotel Trust	959,309

	Industrial – 2.2%

369,583	Ascendas Real Estate Investment Trust	651,847

359,907	Mapletree Logistics Trust	325,855

26,973	Monmouth Real Estate Investment Corporation	272,967

853,123	Pure Industrial Real Estate Trust	3,374,557

154,304	STAG Industrial Inc.	3,195,636

20,185	WPT Industrial Real Estate Investment Trust	202,859
	Total Industrial	8,023,721

	Mortgage – 7.1%

372,785	Apollo Commercial Real Estate Finance, Inc.	5,856,452

156,725	Blackstone Mortgage Trust Inc, Class A	4,247,248

277,640	Colony Financial Inc.	6,213,581

190,353	Newcastle Investment Corporation	2,413,676

142,090	Northstar Realty Finance Corporation	2,510,730

231,450	Starwood Property Trust Inc.	5,082,642
	Total Mortgage	26,324,329

10	Nuveen Investments

Shares	Description (1)			Value

	Office – 0.6%

203,147	Franklin Street Properties Corporation			$2,279,309

	Residential – 1.0%

152,767	Campus Crest Communities Inc.			977,709

1,284	Home Properties New York, Inc.			74,780

269,696	Independence Realty Trust			2,610,657
	Total Residential			3,663,146

	Retail – 3.2%

290,466	CapitaMall Trust			434,891

22,676	CBL & Associates Properties Inc.			405,900

123,702	Excel Trust Inc.			1,455,973

325,799	Inland Real Estate Corporation			3,228,668

63,100	Kite Realty Group Trust			1,664,578

704,942	Retrocom Real Estate Investment Trust			2,687,711

249,460	Scentre Group			716,403

71,219	Urstadt Biddle Properties Inc., Class A			1,445,746
	Total Retail			12,039,870

	Specialized – 3.3%

103,515	Corrections Corporation of America			3,556,775

63,892	Entertainment Properties Trust			3,238,047

141,509	Geo Group Inc.			5,408,474
	Total Specialized			12,203,296
	Total Real Estate Investment Trust Common Stocks (cost $114,569,410)			112,463,364

Shares	Description (1)	Coupon	Ratings (2)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.4%

	Electric Utilities – 1.9%

130,265	Exelon Corporation	6.500%	BBB–	$6,617,460

6,820	NextEra Energy Inc.	5.799%	N/R	372,304
	Total Electric Utilities			6,989,764

	Real Estate Investment Trust – 0.5%

27,196	Alexandria Real Estate Equities Inc., (3)	7.000%	N/R	732,168

15,250	American Homes 4 Rent	5.000%	N/R	363,865

229	Equity Commonwealth	6.500%	Ba1	5,471

1,516	Lexington Corporate Properties Trust, Series B	6.500%	N/R	71,889

11,843	Ramco-Gershenson Properties Trust	7.250%	N/R	716,146
	Total Real Estate Investment Trust			1,889,539
	Total Convertible Preferred Securities (cost $8,767,623)			8,879,303

Nuveen Investments	11

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 20.4%

	Electric Utilities – 2.6%

4,468	Alabama Power Company, (4)	6.450%	A3	$118,263

9,004	APT Pipelines Limited, (4)	7.175%	N/R	823,033

7,091	BGE Capital Trust II	6.200%	Baa1	180,395

79,069	Integrys Energy Group Inc.	6.000%	Baa1	2,027,329

27,106	NextEra Energy Inc.	5.700%	BBB	654,610

63,559	NextEra Energy Inc.	5.000%	BBB	1,368,425

57,554	Pacific Gas & Electric Corporation	6.000%	Baa2	1,669,066

105,642	PPL Capital Funding, Inc.	5.900%	BB+	2,575,552

11,860	SCE Trust I	5.625%	Baa1	279,066
	Total Electric Utilities			9,695,739

	Multi-Utilities – 1.9%

121,924	Dominion Resources Inc.	0.000%	BBB	6,084,006

32,811	DTE Energy Company	6.500%	Baa1	845,539
	Total Multi-Utilities			6,929,545

	Oil, Gas & Consumable Fuels – 1.5%

165,971	Atlas Pipeline Partners LP	8.250%	CCC+	4,265,455

51,235	Nustar Logistics Limited Partnership	7.625%	Ba2	1,334,159
	Total Oil, Gas & Consumable Fuels			5,599,614

	Real Estate Investment Trust – 14.4%

13,362	American Homes 4 Rent	5.000%	N/R	322,425

473	American Realty Capital Properties Inc.	6.700%	N/R	10,936

11,214	Apartment Investment & Management Company	7.000%	BB–	285,621

94,026	Apartment Investment & Management Company	6.875%	BB–	2,411,767

35,349	Apollo Commercial Real Estate Finance	8.625%	N/R	917,660

50,000	Arbor Realty Trust Incorporated	7.375%	N/R	1,219,000

278	Brandywine Realty Trust, Series D	6.900%	Ba1	7,092

42,643	Campus Crest Communities	8.000%	N/R	1,068,207

53,320	Cedar Shopping Centers Inc., Series A	7.250%	N/R	1,394,318

8,785	Chesapeake Lodging Trust	7.750%	N/R	229,289

51,552	Colony Financial Inc.	0.000%	N/R	1,388,811

104,995	Colony Financial Inc.	0.000%	N/R	2,572,483

2,892	Coresite Realty Corporation	7.250%	N/R	73,717

20,570	Corporate Office Properties Trust	7.375%	BB	530,912

6,696	CubeSmart	7.750%	Baa3	176,774

36,935	DDR Corporation	6.500%	Baa3	932,239

19,852	DDR Corporation	6.250%	Baa3	486,573

50,742	Digital Realty Trust Inc.	7.375%	Baa3	1,321,829

100	Digital Realty Trust Inc.	6.625%	Baa3	2,521

12	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (2)	Value

	Real Estate Investment Trust (continued)

449	Duke Realty Corporation, Series L	6.600%	Baa3	$11,279

26,931	Dupont Fabros Technology	7.875%	Ba2	697,782

1,172	Dupont Fabros Technology	7.625%	Ba2	30,120

54,854	EPR Properties	9.000%	BB	1,667,562

14,380	Equity Commonwealth	7.250%	Ba1	369,997

55,408	Equity Lifestyle Properties Inc.	6.750%	N/R	1,431,189

2,673	Excel Trust Inc.	8.125%	BB	70,434

2,980	First Potomac Realty Trust	7.750%	N/R	77,510

97,804	General Growth Properties	6.375%	B	2,405,978

38,478	Glimcher Realty Trust	7.500%	B1	998,119

52,047	Glimcher Realty Trust	6.875%	B1	1,331,883

14,502	Gramercy Property Trust Inc.	7.125%	N/R	364,725

15,032	Hersha Hospitality Trust	8.000%	N/R	395,342

85,515	Hersha Hospitality Trust	6.875%	N/R	2,210,563

106	Hospitality Properties Trust	7.125%	BB	2,716

23,698	Investors Real Estate Trust	7.950%	N/R	619,466

35,868	Kilroy Realty Corporation	6.875%	Ba1	921,808

22,230	Monmouth Real Estate Investment Corp, Class A	7.875%	N/R	584,204

491	National Retail Properties Inc.	6.625%	Baa2	12,707

36,129	National Retail Properties Inc.	5.700%	Baa2	861,677

163,202	Northstar Realty Finance Corporation	8.750%	N/R	4,117,586

100,458	Pebblebrook Hotel Trust	6.500%	N/R	2,385,878

4,717	Penn Real Estate Investment Trust	7.375%	N/R	122,170

20,450	Penn Real Estate Investment Trust	8.250%	N/R	540,903

7,368	Post Properties, Inc., Series A	8.500%	Baa3	456,816

4,591	PS Business Parks, Inc.	6.875%	Baa2	117,851

457	Rait Financial Trust	7.625%	N/R	10,950

39,735	Rait Financial Trust	7.125%	N/R	979,468

55,911	Retail Properties of America	7.000%	N/R	1,458,159

53,886	Sabra Health Care Real Estate Investement Trust	7.125%	B2	1,383,792

61,386	Saul Centers, Inc.	6.875%	N/R	1,596,036

60,392	SL Green Realty Corporation	6.500%	Ba2	1,528,522

29,738	STAG Industrial Inc.	6.625%	BB	736,016

37,640	Summit Hotel Properties Inc.	9.250%	N/R	1,034,347

80,366	Summit Hotel Properties Inc.	7.875%	N/R	2,161,845

105,398	Summit Hotel Properties Inc.	7.125%	N/R	2,742,456

173	Sun Communities Inc.	7.125%	N/R	4,467

43,929	Taubman Centers Incorporated, Series K	6.250%	N/R	1,100,861

4,824	Terreno Realty Corporation	7.750%	N/R	128,560

Nuveen Investments	13

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares		Description (1)	Coupon		Ratings (2)	Value

		Real Estate Investment Trust (continued)

19,758		Urstadt Biddle Properties, Class A	7.125%		N/R	$508,966
		Total Real Estate Investment Trust				53,532,884
		Total $25 Par (or similar) Retail Preferred (cost $74,241,318)				75,757,782

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		CONVERTIBLE BONDS – 0.9%

		Multi-Utilities – 0.5%

$1,885		Dominion Resources Inc., WI/DD	5.750%	10/01/54	BBB	$1,906,547

		Oil, Gas & Consumable Fuels – 0.4%

1,605		DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	1,584,938
$3,490		Total Convertible Bonds (cost $3,441,974)				3,491,485

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		CORPORATE BONDS – 14.4%

		Building Products – 0.3%

963		Associated Asphalt Partners LLC, 144A	8.500%	2/15/18	B–	$1,001,520

		Commercial Services & Supplies – 1.2%

1,085		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	1,131,113

1,250		Casella Waste Systems Inc.	7.750%	2/15/19	CCC+	1,253,125

1,331		Covanta Holding Corporation	5.875%	3/01/24	Ba3	1,331,000

920	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B+	838,716
4,586		Total Commercial Services & Supplies				4,553,954

		Construction & Engineering – 0.5%

1,175		AECOM Technology Corporation, 144A, WI/DD	5.750%	10/15/22	BB–	1,179,406

5,000	NOK	VV Holding AS, 144A	7.070%	7/10/19	N/R	774,349
6,175		Total Construction & Engineering				1,953,755

		Consumer Finance – 0.3%

1,250		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	1,243,750

		Diversified Financial Services – 0.3%

1,250		Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	1,209,375

		Diversified Telecommunication Services – 1.3%

1,000		CyrusOne LP Finance	6.375%	11/15/22	B+	1,045,000

1,400		IntelSat Jackson Holdings	6.625%	12/15/22	B–	1,414,000

1,305		Qualitytech LP/QTS Finance Corp., 144A	5.875%	8/01/22	B+	1,278,900

1,170		SBA Communications Corporation, 144A	4.875%	7/15/22	B	1,123,200
4,875		Total Diversified Telecommunication Services				4,861,100

14	Nuveen Investments

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Electric Utilities – 0.7%

1,400		Intergen NV, 144A	7.000%	6/30/23	B+	$1,347,500

650		NRG Yield Operating LLC, 144A	5.375%	8/15/24	BB+	653,250

650		Star Energy Geothermal Wayang Windu Limited, 144A	6.125%	3/27/20	B+	664,625
2,700		Total Electric Utilities				2,665,375

		Energy Equipment & Services – 0.7%

1,500		Compressco Partners LP/Compressco Finance Corporation, 144A	7.250%	8/15/22	B	1,503,750

1,250		Exterran Partners LP/EXLP Finance Corporation, 144A	6.000%	10/01/22	B1	1,215,625
2,750		Total Energy Equipment & Services				2,719,375

		Gas Utilities – 1.4%

1,500		AmeriGas Partners LP/AmeriGas Finance Corporation	6.500%	5/20/21	BB	1,537,500

1,000		Ferrellgas LP, 144A	6.750%	1/15/22	B+	975,000

1,350		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	1,437,750

1,265		Suburban Propane Partners LP	5.500%	6/01/24	BB–	1,208,075
5,115		Total Gas Utilities				5,158,325

		Health Care Equipment & Supplies – 0.3%

1,000		Tenet Healthcare Corporation	6.750%	2/01/20	B3	1,042,500

		Health Care Providers & Services – 1.1%

1,000		Community Health Systems, Inc., 144A	6.875%	2/01/22	B	1,040,000

900		HCA Inc.	5.000%	3/15/24	BB+	885,375

1,000		Kindred Healthcare Inc., 144A	6.375%	4/15/22	B–	975,000

1,000		Select Medical Corporation	6.375%	6/01/21	B–	1,000,000
3,900		Total Health Care Providers & Services				3,900,375

		Independent Power & Renewable Electricity Producers – 0.3%

1,250		GenOn Americas Generation LLC	8.500%	10/01/21	BB–	1,170,313

		Internet Software & Services – 0.2%

932		Equinix Inc.	5.375%	4/01/23	BB	922,680

		Marine – 0.4%

1,370		Navios South American Logisitics Inc., Finance US Inc., 144A	7.250%	5/01/22	B+	1,356,300

		Multi-Utilities – 0.4%

800	GBP	RWE AG, Reg S	7.000%	12/31/49	BBB–	1,397,431

		Oil, Gas & Consumable Fuels – 3.3%

932		Atlas Pipeline LP Finance	5.875%	8/01/23	B+	911,030

1,250		Calumet Specialty Products	7.625%	1/15/22	B+	1,268,750

900		Crestwood Midstream Partners LP	6.125%	3/01/22	BB	902,250

1,000		Global Partners LP/GLP Finance, 144A	6.250%	7/15/22	B+	995,000

1,350		Hiland Partners LP/Hiland Partners Finance Corp., 144A	5.500%	5/15/22	B	1,312,875

912		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	909,720

Nuveen Investments	15

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Oil, Gas & Consumable Fuels (continued)

1,350		Niska Gas Storage Canada ULC Finance Corporation, 144A	6.500%	4/01/19	B	$1,181,250

1,250		Rose Rock Midstream LP, 144A	5.625%	7/15/22	B1	1,237,500

1,100		Southern Star Central Corporation, 144A	5.125%	7/15/22	BB+	1,094,500

1,100		Summit Midstream Holdings LLC Finance	5.500%	8/15/22	B	1,078,000

1,310		Western Refining Inc.	6.250%	4/01/21	B+	1,310,000
12,454		Total Oil, Gas & Consumable Fuels				12,200,875

		Real Estate Investment Trust – 0.9%

1,250		Crown Castle International Corporation	5.250%	1/15/23	BB	1,239,063

1,405		CTR Partnership LP/CareTrust Capital Corporation, 144A	5.875%	6/01/21	B+	1,405,000

740		Geo Group Inc.	5.875%	1/15/22	Ba3	747,400
3,395		Total Real Estate Investment Trust				3,391,463

		Real Estate Management & Development – 0.3%

1,000		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	1,005,000

		Road & Rail – 0.3%

1,000		Watco Companies LLC Finance	6.375%	4/01/23	B3	1,005,000

		Transportation Infrastructure – 0.2%

10,098	MXN	Concesionaria Mexiquesne SA de CV, 144A	5.950%	12/15/35	BBB	757,535
		Total Corporate Bonds (cost $54,606,620)				53,516,001

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.1%

		Commercial Services & Supplies – 0.6%

2,160		Royal Capital BV, Reg S	8.375%	N/A (6)	N/R	$2,289,514

		Construction & Engineering – 1.2%

4,233		PHBS Limited	6.625%	N/A (6)	N/R	4,296,495

		Electric Utilities – 1.5%

2,400		AES Gener SA, 144A	8.375%	12/18/73	Ba2	2,700,000

635		Electricite de France, 144A	5.625%	N/A (6)	A3	660,972

508		Electricite de France, 144A	5.250%	N/A (6)	A3	516,255

825		FPL Group Capital Inc.	6.350%	10/01/66	BBB	825,000

470	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	796,228
		Total Electric Utilities				5,498,455

		Energy Equipment & Services – 1.0%

2,680	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB+	3,770,084

		Oil, Gas & Consumable Fuels – 0.7%

2,770		Odebrecht Oil and Gas Finance, 144A	7.000%	N/A (6)	BBB–	2,700,750

16	Nuveen Investments

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Transportation Infrastructure – 0.1%

250	EUR	Eurogate GmbH	6.750%	N/A (6)	N/R	$333,130

		Water Utilities – 1.0%

2,185	GBP	Pennon Group PLC, Reg S	6.750%	N/A (6)	N/R	3,759,351
		Total $1,000 Par (or similar) Institutional Preferred (cost $22,485,711)				22,647,779

Shares		Description (1), (7)				Value

		INVESTMENT COMPANIES – 0.8%

		Diversified Other – 0.3%

627,844		John Laing Infrastructure Fund				$1,223,431

		Gas Utilities – 0.2%

1,955,656		Cityspring Infrastructure Trust				758,838

		Real Estate Management & Development – 0.3%

577,271		Starwood European Real Estate Finance Limited				977,956
		Total Investment Companies (cost $2,853,484)				2,960,225
		Total Long-Term Investments (cost $359,287,117)				359,315,913

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 1.4%

$5,198		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $5,197,984, collateralized by $5,320,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $5,306,700	0.000%	10/01/14		$5,197,984
		Total Short-Term Investments (cost $5,197,984)				5,197,984
		Total Investments (cost $364,485,101) – 98.3%				364,513,897
		Other Assets Less Liabilities – 1.7%				6,127,729
		Net Assets – 100%				$370,641,626

Investments in Derivatives as of September 30, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Short	(131)	12/14	$(15,491,774)	$29,659

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	17

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$79,599,974	$—	$—	$79,599,974
Real Estate Investment Trust Common Stocks	112,463,364	—	—	112,463,364
Convertible Preferred Securities	8,147,135	732,168	—	8,879,303
$25 Par (or similar) Retail Preferred	74,816,486	941,296	—	75,757,782
Convertible Bonds	—	3,491,485	—	3,491,485
Corporate Bonds	—	53,516,001	—	53,516,001
$1,000 Par (or similar) Institutional Preferred	—	22,647,779	—	22,647,779
Investment Companies	2,960,225	—	—	2,960,225
Short-Term Investments:
Repurchase Agreements	—	5,197,984	—	5,197,984
Investments in Derivatives:
Futures Contracts*	29,659	—	—	29,659
Total	$278,016,843	$86,526,713	$—	$364,543,556
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $364,969,767.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$7,909,133
Depreciation	(8,365,003)
Net unrealized appreciation (depreciation) of investments	$(455,870)

18	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund maN/Rgement. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, Convertible Preferred Securities classified as Level 2.

(4)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Perpetual security. Maturity date is not applicable.

(7)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

N/A	Not applicable.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

MXN	Mexican Peso

NOK	Norwegian Krone

Nuveen Investments	19

Nuveen Real Estate Securities Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 1.1%

	Capital Markets – 0.1%

60,447	HFF Inc., Class A, (2)	$1,749,941

243,926	NorthStar Asset Management Group Inc.	4,493,117
	Total Capital Markets	6,243,058

	Health Care Providers & Services – 0.3%

448,728	Capital Senior Living Corporation, (2)	9,526,495

194,071	Brookdale Senior Living Inc., (2)	6,252,968
	Total Health Care Providers & Services	15,779,463

	Hotels, Restaurants & Leisure – 0.3%

259,881	Extended Stay America Inc.	6,169,575

332,736	Hilton Worldwide Holdings Inc., (2)	8,195,288
	Total Hotels, Restaurants & Leisure	14,364,863

	Real Estate Management & Development – 0.1%

265,923	Forest City Enterprises, Inc., Class A, (2)	5,201,454

2,236,123	Langham Hospitality Investments Limited	956,094
	Total Real Estate Management & Development	6,157,548

	Wireless Telecommunication Services – 0.3%

106,641	SBA Communications Corporation, (2)	11,826,487
	Total Common Stocks (cost $46,321,722)	54,371,419

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 98.3%

	Diversified – 11.7%

174,679	American Assets Trust Inc, (3)	$5,759,167

360,824	American Realty Capital Properties Inc,	4,351,537

539,391	Armada Hoffler Properties Inc.	4,897,670

6,164,823	Cousins Properties, Inc.	73,669,635

386,531	Duke Realty Corporation	6,640,603

1,881,545	Empire State Realty Trust Inc., Class A, (3)	28,260,806

651,070	Investors Real Estate Trust, (3)	5,013,239

1,654,173	Liberty Property Trust	55,017,794

1,260,029	PS Business Parks Inc., (3)	95,938,608

745,959	Select Income REIT	17,940,314

833,884	Spirit Realty Capital Inc.	9,147,707

9,922,175	TF Administradora Industrial S de RL de CV	21,860,479

1,819,649	Vornado Realty Trust	181,892,114

20	Nuveen Investments

Shares	Description (1)	Value

	Diversified (continued)

365,062	Washington Real Estate Investment Trust	$9,265,274

228,547	WP Carey Inc.	14,574,442
	Total Diversified	534,229,389

	Health Care – 11.1%

1,775,728	Health Care Property Investors Inc., (3)	70,514,159

2,750,299	Health Care REIT, Inc., (3)	171,536,149

226,178	Healthcare Realty Trust, Inc.	5,355,895

2,287,453	Healthcare Trust of America Inc., Class A	26,534,455

487,976	LTC Properties Inc.	18,001,435

1,422,569	Medical Properties Trust Inc.	17,440,696

264,875	National Health Investors Inc.	15,134,958

6,267,846	Parkway Life Real Estate Investment Trust	11,349,631

2,202,388	Physicians Realty Trust, (3)	30,216,763

764,205	Sabra Health Care Real Estate Investment Trust Inc.	18,585,466

467,516	Senior Housing Properties Trust	9,780,435

82,369	Universal Health Realty Income Trust	3,433,140

1,794,618	Ventas Inc., (3)	111,176,585
	Total Health Care	509,059,767

	Hotels – 7.5%

230,487	Chatham Lodging Trust	5,319,640

1,955,924	DiamondRock Hospitality Company	24,801,116

2,639,563	Hersha Hospitality Trust, Class A	16,814,016

2,770,749	Host Hotels & Resorts Inc.	59,100,076

304,183	Pebblebrook Hotel Trust	11,358,193

3,915,443	RLJ Lodging Trust	111,472,662

2,776,531	Summit Hotel Properties Inc.	29,931,004

6,081,364	Sunstone Hotel Investors Inc.	84,044,450
	Total Hotels	342,841,157

	Industrial – 6.6%

3,367,110	DCT Industrial Trust Inc.	25,286,996

2,425	EastGroup Properties Inc.	146,931

609,998	First Industrial Realty Trust, Inc.	10,315,066

525,539	Mapletree Logistics Trust	475,815

5,335,724	Prologis Inc.	201,156,795

4,793,090	Prologis Property Mexico SA de CV	10,028,356

1,527,565	Rexford Industrial Realty Inc.	21,141,500

1,731,937	Terreno Realty Corporation	32,612,374
	Total Industrial	301,163,833

Nuveen Investments	21

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Mortgage – 1.9%

98,297	Apollo Commercial Real Estate Finance, Inc.	$1,544,246

779,774	Blackstone Mortgage Trust Inc, Class A	21,131,875

660,609	Colony Financial Inc.	14,784,429

701,836	Newcastle Investment Corporation	8,899,280

34,331	Newcastle Investment Corporation, (4)	16,136

849,313	Northstar Realty Finance Corporation, (3)	15,007,361

1,131,845	Starwood Property Trust Inc.	24,855,316
	Total Mortgage	86,238,643

	Office – 10.5%

224,755	Alexandria Real Estate Equities Inc.	16,575,681

2,688,012	BioMed Realty Trust Inc.	54,297,842

1,387,103	Boston Properties, Inc.	160,571,043

1,480,169	Brandywine Realty Trust	20,825,978

189,185	Digital Realty Trust Inc.	11,801,360

716,479	Douglas Emmett Inc.	18,392,016

368,455	Dupont Fabros Technology Inc.	9,963,023

920,951	Franklin Street Properties Corporation	10,333,070

713,775	Highwoods Properties, Inc., (3)	27,765,848

761,455	Hudson Pacific Properties Inc.	18,777,480

594,853	Kilroy Realty Corporation	35,358,062

43,269	Mack-Cali Realty Corporation	826,871

1,345,117	Parkway Properties Inc.	25,261,297

665,309	SL Green Realty Corporation	67,409,108
	Total Office	478,158,679

	Residential – 14.7%

1,421,661	American Campus Communities Inc.	51,819,543

997,980	American Homes 4 Rents, Class A	16,855,882

55,202	Apartment Investment & Management Company, Class A	1,756,528

1,288,823	AvalonBay Communities, Inc.	181,685,378

1,075,763	Camden Property Trust	73,722,038

37,842	Campus Crest Communities Inc.	242,189

988,734	Education Realty Trust Inc.	10,164,186

388,469	Equity Lifestyles Properties Inc.	16,455,547

2,263,228	Equity Residential	139,369,580

474,629	Essex Property Trust Inc.	84,839,934

284,818	Home Properties New York, Inc.	16,587,800

1,082,225	Mid-America Apartment Communities, (3)	71,048,071

124,037	Post Properties, Inc.	6,368,060

14,232	UDR Inc.	387,822
	Total Residential	671,302,558

22	Nuveen Investments

Shares	Description (1)	Value

	Retail – 24.2%

1,323,567	Acadia Realty Trust	$36,503,978

4,013	Alexander’s Inc.	1,500,501

447,495	AmREIT Inc., Class B, (3)	10,278,960

254,041	Brixmor Property Group Inc.	5,654,953

561,504	CBL & Associates Properties Inc.	10,050,922

407,338	Cedar Shopping Centers Inc.	2,403,294

5,567,923	Developers Diversified Realty Corporation	93,151,352

1,384,407	Equity One Inc.	29,944,723

564,846	Excel Trust Inc.	6,648,237

585,806	Federal Realty Investment Trust	69,394,579

3,677,385	General Growth Properties Inc., (3)	86,602,417

167,819	Glimcher Realty Trust	2,272,269

718,419	Inland Real Estate Corporation	7,119,532

1,733,698	Kimco Realty Corporation	37,985,323

810,303	Kite Realty Group Trust	19,641,745

533,874	Macerich Company, (3)	34,077,177

440,450	National Retail Properties, Inc., Class A, (3)	15,226,357

1,170,151	Ramco-Gershenson Properties Trust	19,014,954

45,325	Regency Centers Corporation, (3)	2,439,845

403,638	Retail Opportunity Investments Corporation	5,933,479

656,900	Retail Properties of America Inc.	9,610,447

9,200	Saul Centers Inc.	430,008

2,595,188	Simon Property Group, Inc., (3)	426,700,811

1,833,826	Tanger Factory Outlet Centers, (3)	60,002,787

747,275	Taubman Centers Inc.	54,551,075

548,998	Urstadt Biddle Properties Inc., Class A	11,144,659

1,693,453	Washington Prime Group Inc., (3)	29,601,558

381,697	Weingarten Realty Trust, (3)	12,023,456

829,674	Westfield Corporation	5,411,833
	Total Retail	1,105,321,231

	Specialized – 10.1%

662,745	American Tower Corporation, (3)	62,052,814

289,197	Corrections Corporation of America	9,936,809

183,104	Crown Castle International Corporation	14,745,365

465,835	CubeSmart	8,375,713

338,490	Entertainment Properties Trust	17,154,673

561,350	Extra Space Storage Inc.	28,948,820

306,889	Geo Group Inc.	11,729,298

1,585,197	Public Storage, Inc.	262,889,070

Nuveen Investments	23

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Specialized (continued)

622,461	Sovran Self Storage Inc., (3)			$46,286,200
	Total Specialized			462,118,762
	Total Real Estate Investment Trust Common Stocks (cost $3,544,255,917)			4,490,434,019

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0%

	Real Estate Investment Trust – 0.0%

97,367	Summit Hotel Properties Inc., (3)	7.875%	N/R	$2,619,172
	Total $25 Par (or similar) Retail Preferred (cost $2,431,132)			2,619,172

Shares	Description (1), (6)			Value

	INVESTMENT COMPANIES – 0.1%

	Real Estate Management & Development – 0.1%

2,167,851	Starwood European Real Estate Finance Limited			$3,672,537
	Total Investment Companies (cost $3,496,534)			3,672,537
	Total Long-Term Investments (cost $3,596,505,305)			4,551,097,147

Shares	Description (1)			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 6.0%

	Money Market Funds – 6.0%

272,082,443	Mount Vernon Securities Lending Prime Portfolio, 0.177%, (7), (8)			$272,082,443
	Total Investments Purchased with Collateral from Securities Lending (cost $272,082,443)			272,082,443

Shares	Description (1)			Value

	SHORT-TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%

3,745,245	First American Treasury Obligations Fund, Class Z, 0.000%, (7)			$3,745,245
	Total Short-Term Investments (cost $3,745,245)			3,745,245
	Total Investments (cost $3,872,332,993) – 105.6%			4,826,924,835
	Other Assets Less Liabilities – (5.6)%			(254,445,442)
	Net Assets – 100%			$4,572,479,393

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

24	Nuveen Investments

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$54,371,419	$—	$—	$54,371,419
Real Estate Investment Trust Common Stocks	4,490,417,883	—	16,136	4,490,434,019
$25 Par (or similar) Retail Preferred	2,619,172	—	—	2,619,172
Investment Companies	3,672,537	—	—	3,672,537
Investments Purchased with Collateral from Securities Lending	272,082,443	—	—	272,082,443
Short-Term Investments:
Money Market Funds	3,745,245	—	—	3,745,245
Total	$4,826,908,699	$—	$16,136	$4,826,924,835

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments was $3,955,436,422

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$975,102,303
Depreciation	(103,613,890)
Net unrealized appreciation (depreciation) of investments	$871,488,413

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $262,768,643.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutions.

The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

REIT	Real Estate Investment Trust.

Nuveen Investments	25

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014